November 4, 2005

VIA EDGAR

The United States Securities
  and Exchange Commission
SEC Headquarters
100 F. Street
Washington, D.C.  20549

Subject:   Nationwide Variable Account-4
           Nationwide Life Insurance Company
           SEC File No. 333-62692
           CIK No. 0000843075

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, and on behalf of the Nationwide Variable Account-4 (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the prospectus which would have been filed under paragraph (c) under Rule 497 does not differ from the form of the prospectus contained in Post Effective Amendment No. 13 to the Registration Statement for the Company and the Variable Account which became effective November 3, 2005.

Please contact the undersigned at (614) 677-8683 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE INSURANCE COMPANY


/s/KEITH W. HINZE
Keith W. Hinze
Variable Products Securities Counsel